Summary of changes in goodwill (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 3,116,893
Carrying amount at the end of the period	1,784,893	$ 3,116,893
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination		455,240
Carrying amount at the end of the period	4,961,893	4,961,893
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	(1,845,000)
Carrying amount at the end of the period	(3,177,000)	(1,845,000)
Impairment loss recognised	$ (1,332,000)	$ (1,845,000)